CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	9,102,917	9,082,817
Ordinary shares, shares outstanding	8,828,444	8,808,344
Treasury shares, shares	274,473	274,473